Cash and Cash Equivalents (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CASH AND CASH EQUIVALENTS [Abstract]
Cash on hand and at banks	$ 79,103	$ 35,079
Short term deposits and highly liquid funds	20,392	267
Total cash and cash equivalents	$ 99,495	$ 35,346	$ 32,132	$ 48,078